Related Party Transactions- Narrative (Details) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended		12 Months Ended
	Mar. 01, 2022	Nov. 30, 2013	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 15, 2023	Feb. 28, 2023	Feb. 25, 2022	Jul. 31, 2017
Related Party Transaction [Line Items]
Operating lease cost							$ 1,317,000	$ 1,142,000
Variable cost							$ 350,000	473,000
Ohr Cosmetics, LLC
Related Party Transaction [Line Items]
Potential maximum milestone payment		$ 9,000,000
Royalties and milestone payments, period		15 years
Ohr Cosmetics, LLC | Chief Executive Officer
Related Party Transaction [Line Items]
Family of the Executive Chairman investment, ownership percentage							1.60%
Ohr Cosmetics, LLC | Board of Directors
Related Party Transaction [Line Items]
Family of the Executive Chairman investment, ownership percentage							1.60%
Ohr Cosmetics, LLC | Immediate Family of Director and Chairman
Related Party Transaction [Line Items]
Family of the Executive Chairman investment, ownership percentage							78.70%
Ohr Cosmetics, LLC
Related Party Transaction [Line Items]
Investment, ownership percentage					2.40%	2.40%	2.40%
2021 Incentive Award Plan
Related Party Transaction [Line Items]
Plan modification, extended exercise period	11 months
Subsequent Event | Ohr Cosmetics, LLC
Related Party Transaction [Line Items]
Investment, ownership percentage											2.40%
Subsequent Event | NovaPark
Related Party Transaction [Line Items]
Equity method investment, ownership percentage										10.00%
Management
Related Party Transaction [Line Items]
Severance benefits												$ 1,200,000
Payments for postemployment benefits					$ 400,000
Management | Forecast | Subsequent Event
Related Party Transaction [Line Items]
Payments for postemployment benefits			$ 100,000	$ 800,000
Immediate Family Member of Management or Principal Owner
Related Party Transaction [Line Items]
Severance benefits	$ 500,000
Payments for postemployment benefits						$ 400,000
Affiliated Entity | Ohr Cosmetics, LLC | License
Related Party Transaction [Line Items]
Revenue from license agreement							$ 0	0	$ 0
Affiliated Entity | Ohr Cosmetics, LLC
Related Party Transaction [Line Items]
Investment, at cost													$ 150,000
Equity Method Investee | NovaPark
Related Party Transaction [Line Items]
Operating lease cost							1,300,000	1,100,000
Variable cost							$ 400,000	$ 500,000
Equity Method Investee | NovaPark
Related Party Transaction [Line Items]
Equity method investment, ownership percentage					10.00%	10.00%	10.00%
Equity Method Investee | Subsequent Event | NovaPark
Related Party Transaction [Line Items]
Equity method investment, ownership percentage											10.00%